Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 156,489,300	$ 88,841,826
Total customers, net(1)	132,855,625	126,733,175
Other financing receivables	39,518,631	32,330,944
Other non-financing receivables	50,420,409	74,532,913
Inventories	90,144,215	88,569,989
Government Bonds	32,278,935	14,740,032
Derivative financial instruments	12,953,988	9,203,958
Other current assets	5,876,371	4,601,883
Total current assets	520,537,474	439,554,720
Non-current assets:
Investments in associates	2,663,602	2,692,938
Wells, pipelines, properties, plant and equipment, net	1,626,144,136	1,650,532,712
Rights of use assets	41,578,558	41,964,533
Long-term notes receivable, net of current portion	1,059,789	1,021,778
Government Bonds	0	21,135,321
Deferred income taxes and duties	6,910,233	7,033,529
Intangible assets, net	14,429,547	17,088,277
Other assets	32,536,028	27,728,775
Total non-current assets	1,725,321,893	1,769,197,863
Total assets	2,245,859,367	2,208,752,583
Current liabilities:
Short-term debt and current portion of long-term debt	561,781,184	425,218,517
Short-term leases	8,972,329	8,628,404
Suppliers	404,407,261	505,989,382
Income taxes and duties payable	75,656,868	85,941,389
Accounts and accrued expenses payable	80,752,543	72,773,222
Derivative financial instruments	111,575,663	108,972,467
Total current liabilities	1,243,145,848	1,207,523,381
Long-term liabilities:
Long-term debt, net of current portion	1,491,671,159	1,553,553,738
Long-term leases, net of current portion	37,498,261	38,196,862
Employee benefits	1,345,150,399	1,232,589,895
Provisions for sundry creditors	149,224,746	137,835,561
Other liabilities	15,454,026	17,692,458
Deferred income taxes	5,108,199	5,136,424
Total long-term liabilities	3,044,106,790	2,985,004,938
Total liabilities	4,287,252,638	4,192,528,319
Controlling interest:
Certificates of Contribution “A”	1,432,719,039	1,352,716,466
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	191,663,417	285,954,621
Accumulated deficit:
From prior years	(3,689,905,157)	(2,909,489,303)
Net (loss) income for the year	(43,327,280)	(780,415,854)
Total controlling interest	(2,041,117,260)	(1,983,501,349)
Total non-controlling interest	(276,011)	(274,387)
Total equity (deficit)	(2,041,393,271)	(1,983,775,736)
Total liabilities and equity (deficit)	$ 2,245,859,367	$ 2,208,752,583